Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Converged Messaging Services	Dec. 31, 2012 Computer hardware	Dec. 31, 2011 Computer hardware	Dec. 31, 2012 Property and equipment	Dec. 31, 2011 Property and equipment	Dec. 31, 2010 Property and equipment	Dec. 31, 2010 Property and equipment Converged Messaging Services	Dec. 31, 2010 Property and equipment Converged Messaging Services Developed technology	Dec. 31, 2010 Property and equipment Converged Messaging Services Software
Property, Plant and Equipment [Line Items]
Capital lease obligations, computer hardware							$ 1,000,000	$ 1,800,000
Depreciation and amortization expense of property and equipment	24,665,000	22,706,000	92,955,000	46,209,000	32,861,000				42,700,000	34,100,000	28,100,000
Impairment of long-lived assets					$ 8,495,000	$ 8,500,000						$ 7,900,000	$ 5,300,000	$ 1,300,000